John Hancock Funds II

Supplement dated February 25, 2015 to the current prospectus

Fundamental All Cap Core Fund (the fund)

Effective March 1, 2015, Jonathan White has been named as a portfolio manager to the fund. Walter T. McCormick and Emory W. Sanders, Jr. will continue as portfolio managers of the fund.

Accordingly, the following supplements the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Jonathan White, CFA
Managing Director and Portfolio Manager

Managed the fund since 2015

The following information modifies and supplements the portfolio manager information in “Fund details” under “Who’s who – Subadvisor”:

Messrs. McCormick, Sanders and White are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Jonathan White, CFA

•   Managing Director and Portfolio Manager

•   Managed the fund since 2015

•   Joined subadvisor in 2011

•   Portfolio Manager, Wells Capital Management (2004–2011)

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated February 25, 2015 to the current Statement of Additional Information (the “SAI”)

Fundamental All Cap Core Fund (the Fund)

Effective March 1, 2015, Jonathan White has been added as a portfolio manager to the Fund. Walter T. McCormick and Emory W. Sanders, Jr. will continue as portfolio managers of the fund. Messrs. McCormick, Sanders and White are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following supplements the information presented in Appendix B of the SAI relating to John Hancock Asset Management a division of Manulife Asset Management (US) LLC regarding the portfolio managers of the fund.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Jonathan White*	3	$5,007	15	$2,436	13	$2,162

*As of December 31, 2014

Other accounts managed by the portfolio manager for which a subadvisor receives a performance-based fee:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Jonathan White*	0	0	0	0	3	$690

*As of December 31, 2014

Ownership of Fund shares: The following table indicates, as of December 31, 2014, the value, within the indicated range, of Fund shares that Mr. White beneficially owned. For purposes of this table, the following letters represent the range indicated below:

A	—	$0
B	—	$1--$10,000
C	—	$10,001--$50,000
D	—	$50,001--$100,000
E	—	$100,001--$500,000
F	—	$500,001--$1,000,000
G	—	More than $1 million

Fund	Jonathan White

Fundamental All Cap Core	E

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

John Hancock Funds II

Supplement dated February 25, 2015 to the current prospectus

Fundamental Large Cap Core Fund (the fund)

Effective March 1, 2015, Jonathan White has been named as a portfolio manager to the fund. Walter T. McCormick and Emory W. Sanders, Jr. will continue as portfolio managers of the fund.

Accordingly, the following supplements the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Jonathan White, CFA
Managing Director and Portfolio Manager

Managed the fund since 2015

The following information modifies and supplements the portfolio manager information in “Fund details” under “Who’s who – Subadvisor”:

Messrs. McCormick, Sanders, and White are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Jonathan White, CFA

•  Managing Director and Portfolio Manager

•  Managed the fund since 2015

•  Joined subadvisor in 2011

•  Portfolio Manager, Wells Capital Management (2004–2011)

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated February 25, 2015 to the current Statement of Additional Information (the “SAI”)

Fundamental Large Cap Core Fund (the “Fund”)

Effective March 1, 2015, Jonathan White has been added as a portfolio manager to the Fund. Walter T. McCormick and Emory W. Sanders, Jr. will continue as portfolio managers of the fund. Messrs. McCormick, Sanders, and White are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Accordingly, the following supplements the information presented in Appendix B of the SAI relating to John Hancock Asset Management a division of Manulife Asset Management (US) LLC regarding the portfolio managers of the Fund.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Jonathan White*	3	$5,007	15	$2,436	13	$2,162

*As of December 31, 2014

Other accounts managed by the portfolio manager for which a subadvisor receives a performance-based fee:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Jonathan White*	0	0	0	0	3	$690

*As of December 31, 2014

Ownership of Fund shares: The following table indicates, as of December 31, 2014, the value, within the indicated range, of Fund shares that Mr. White beneficially owned. For purposes of this table, the following letters represent the range indicated below:

A	—	$0
B	—	$1--$10,000
C	—	$10,001--$50,000
D	—	$50,001--$100,000
E	—	$100,001--$500,000
F	—	$500,001--$1,000,000
G	—	More than $1 million

Fund	Jonathan White

Fundamental Large Cap Core	A

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

John Hancock Funds II

Supplement dated February 25, 2015 to the current prospectus

Fundamental Large Cap Value Fund (the fund)

Effective March 1, 2015, Nicholas Renart has been named as a portfolio manager to the fund. Walter T. McCormick and Emory W. Sanders, Jr. will continue as portfolio managers of the fund.

Accordingly, the following supplements the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Nicholas Renart
Portfolio Manager

Managed the fund since 2015

The following information modifies and supplements the portfolio manager information in “Fund details” under “Who’s who – Subadvisor”:

Messrs. McCormick, Renart, and Sanders are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Nicholas Renart

•  Portfolio Manager

•  Managed the fund since 2015

•  Joined subadvisor in 2011

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated February 25, 2015 to the current Statement of Additional Information (the “SAI”)

Fundamental Large Cap Value Fund (the “Fund”)

Effective March 1, 2015, Nicholas Renart has been added as a portfolio manager to the Fund. Walter T. McCormick and Emory W. Sanders, Jr. will continue as portfolio managers of the fund. Messrs. McCormick, Renart, and Sanders are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Accordingly, the following supplements the information presented in Appendix B of the SAI relating to John Hancock Asset Management a division of Manulife Asset Management (US) LLC regarding the portfolio managers of the Fund.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Nicholas Renart	1	$1,797	1	$367	1	$8

*As of December 31, 2014

As of December 31, 2014, Mr. Renart did not manage any accounts that were charged a fee based on performance.

Ownership of Fund shares: The following table indicates, as of December 31, 2014, the value, within the indicated range, of Fund shares that Mr. Renart beneficially owned. For purposes of this table, the following letters represent the range indicated below:

A	—	$0
B	—	$1--$10,000
C	—	$10,001--$50,000
D	—	$50,001--$100,000
E	—	$100,001--$500,000
F	—	$500,001--$1,000,000
G	—	More than $1 million

Fund	Nicholas Renart

Fundamental Large Cap Value	D

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.